Quarterly Holdings Report
for

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2021

TSF-QTLY-0421
1.9887486.102

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 44.0%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	1,000,400	$27,901,156
Liberty Global PLC Class C (a)	362,000	8,796,600
Verizon Communications, Inc.	1,671,209	92,417,858
		129,115,614
Entertainment - 0.8%
Activision Blizzard, Inc.	589,944	56,404,546
Cinemark Holdings, Inc. (b)	496,200	11,139,690
Electronic Arts, Inc.	111,000	14,870,670
IMAX Corp. (a)	914,600	18,904,782
Lions Gate Entertainment Corp. Class B (a)	1,108,700	13,903,098
Netflix, Inc. (a)	96,300	51,891,255
Nihon Falcom Corp.	5,000	73,596
Nintendo Co. Ltd. ADR	283,683	21,877,633
Take-Two Interactive Software, Inc. (a)	12,398	2,286,935
The Walt Disney Co. (a)	833,795	157,620,607
Vivendi SA	1,196,483	41,412,925
Warner Music Group Corp. Class A	117,600	4,171,272
		394,557,009
Interactive Media & Services - 1.4%
Alphabet, Inc.:
Class A (a)	171,513	346,783,850
Class C (a)	58,236	118,618,579
Dip Corp.	210,000	5,709,273
Facebook, Inc. Class A (a)	785,500	202,360,510
Match Group, Inc. (a)	106,076	16,213,717
Tongdao Liepin Group (a)	1,100,103	2,680,601
ZIGExN Co. Ltd.	1,300,000	5,341,714
Zillow Group, Inc. Class A (a)	56,200	9,543,884
Zoominfo Technologies, Inc.	21,900	1,147,998
		708,400,126
Media - 1.3%
AMC Networks, Inc. Class A (a)(b)	20,000	1,311,800
Cogeco Communications, Inc.	20,000	1,808,424
Comcast Corp. Class A	6,811,933	359,125,108
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	395,064
Discovery Communications, Inc. Class A (a)(b)	1,000,000	53,030,000
eBook Initiative Japan Co. Ltd. (a)	1,000	21,793
F@N Communications, Inc.	26,900	98,419
Fox Corp. Class A	411,433	13,704,833
Hyundai HCN	486,513	1,600,819
Intage Holdings, Inc.	5,000	53,427
Interpublic Group of Companies, Inc.	4,080,314	106,577,802
Liberty Broadband Corp. Class C (a)	198,500	29,677,735
News Corp. Class A	1,184,500	27,776,525
Nippon Television Network Corp.	70,700	934,531
Pico Far East Holdings Ltd.	1,000,000	159,867
TechTarget, Inc. (a)	201,100	16,817,993
Trenders, Inc.	75,000	534,031
ViacomCBS, Inc.:
Class A	285,656	18,356,255
Class B	125,000	8,061,250
WOWOW INC.	100,000	2,581,735
WPP PLC	2,280,100	27,268,726
		669,896,137
Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	33,400	1,529,077
T-Mobile U.S., Inc.	680,475	81,636,586
		83,165,663

TOTAL COMMUNICATION SERVICES		1,985,134,549

CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.5%
Adient PLC (a)	200,000	7,416,000
Aptiv PLC	278,400	41,715,456
BorgWarner, Inc.	1,662,105	74,794,725
Cooper-Standard Holding, Inc. (a)	30,000	1,074,600
DaikyoNishikawa Corp.	524,000	3,598,368
DTR Automotive Corp.	15,029	365,886
Eagle Industry Co. Ltd.	71,400	725,421
G-Tekt Corp.	650,000	8,488,203
Gentex Corp.	64,000	2,264,320
Hi-Lex Corp.	156,600	2,545,971
Hyundai Mobis	97,500	26,201,193
IJTT Co. Ltd.	450,000	2,068,577
Lear Corp.	504,900	83,858,841
Linamar Corp.	260,000	14,528,210
Murakami Corp.	8,100	262,920
Plastic Omnium SA	60,000	2,151,520
Strattec Security Corp.	16,610	855,747
Topre Corp.	300,000	4,272,245
TPR Co. Ltd.	500,000	6,899,948
		284,088,151
Automobiles - 0.2%
General Motors Co.	838,617	43,046,211
Renault SA	60,000	2,687,590
Tesla, Inc. (a)	94,500	63,834,750
		109,568,551
Distributors - 0.1%
Arata Corp.	25,000	1,050,706
Genuine Parts Co.	246,400	25,958,240
Harima-Kyowa Co. Ltd.	35,000	564,426
LKQ Corp. (a)	94,600	3,726,294
Uni-Select, Inc.	50,000	412,541
Yagi & Co. Ltd.	60,045	798,760
		32,510,967
Diversified Consumer Services - 0.1%
Heian Ceremony Service Co. Ltd.	175,000	1,415,170
MegaStudy Co. Ltd.	79,794	774,922
Multicampus Co. Ltd.	33,128	929,914
Service Corp. International	752,042	35,917,526
Terminix Global Holdings, Inc. (a)	683,800	30,777,838
		69,815,370
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. (a)	253,061	23,646,020
Darden Restaurants, Inc.	264,700	36,351,251
Elior SA (c)	391,000	3,179,669
Las Vegas Sands Corp.	746,000	46,699,600
Marriott International, Inc. Class A	370,000	54,785,900
Starbucks Corp.	64,102	6,924,939
The Restaurant Group PLC (a)	1,119,900	1,699,106
Wendy's Co.	1,193,850	24,390,356
		197,676,841
Household Durables - 0.6%
Cuckoo Holdings Co. Ltd.	22,347	2,517,079
FJ Next Co. Ltd.	500,000	5,145,645
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	470,713	4,289,023
Helen of Troy Ltd. (a)	139,500	30,243,600
Iida Group Holdings Co. Ltd.	68,900	1,559,049
Lennar Corp. Class A	369,200	30,632,524
Mohawk Industries, Inc. (a)	598,365	104,707,891
Newell Brands, Inc.	545,600	12,641,552
Pressance Corp.	376,600	5,207,640
Sony Corp.	91,300	9,641,388
Sony Corp. sponsored ADR	92,700	9,808,587
Token Corp.	5,000	392,138
Toll Brothers, Inc.	574,785	30,705,015
Whirlpool Corp.	257,640	48,972,211
		296,463,342
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	118,800	28,245,888
Amazon.com, Inc. (a)	95,800	296,302,694
Expedia, Inc.	114,566	18,445,126
Hyundai Home Shopping Network Corp.	4,861	342,741
Moneysupermarket.com Group PLC	400,000	1,616,112
NS Shopping Co. Ltd.	21,105	206,834
Ocado Group PLC (a)	30,400	931,772
Papyless Co. Ltd.	25,000	485,482
The Booking Holdings, Inc. (a)	40,976	95,413,026
		441,989,675
Leisure Products - 0.1%
Brunswick Corp.	330,092	29,170,230
Multiline Retail - 0.1%
Big Lots, Inc.	2,000	127,080
Dollar General Corp.	164,900	31,164,451
Dollar Tree, Inc. (a)	352,600	34,625,320
Europris ASA (c)	5,000	29,323
Macy's, Inc.	50,000	760,500
Max Stock Ltd.	250,000	989,411
Ryohin Keikaku Co. Ltd.	1,000	22,496
		67,718,581
Specialty Retail - 1.1%
Arcland Sakamoto Co. Ltd.	100,000	1,435,339
AT-Group Co. Ltd.	170,400	2,805,497
Bed Bath & Beyond, Inc. (b)	350,000	9,401,000
Best Buy Co., Inc.	756,500	75,914,775
Burlington Stores, Inc. (a)	257,645	66,683,679
Dick's Sporting Goods, Inc.	274,600	19,598,202
Dunelm Group PLC	200,000	3,502,505
Foot Locker, Inc.	1,000,000	48,090,000
Gap, Inc.	5,000	124,750
Genesco, Inc. (a)	75,000	3,370,500
Hibbett Sports, Inc. (a)	100,000	6,426,000
Hour Glass Ltd.	1,871,200	1,234,930
JB Hi-Fi Ltd.	5,000	167,009
JD Sports Fashion PLC (a)	875,000	10,122,991
Ku Holdings Co. Ltd.	58,600	480,477
Lookers PLC (a)	828,728	474,534
Lowe's Companies, Inc.	561,356	89,676,621
Mandarake, Inc.	30,000	149,163
MYT Netherlands Parent BV ADR	21,200	612,468
Sally Beauty Holdings, Inc. (a)	1,038,800	16,724,680
Samse SA	2,200	411,434
The Buckle, Inc.	25,000	961,000
The Cato Corp. Class A (sub. vtg.)	25,000	308,500
The Home Depot, Inc.	345,400	89,230,636
TJX Companies, Inc.	712,100	46,991,479
Tokatsu Holdings Co. Ltd.	18,700	74,909
Ulta Beauty, Inc. (a)	133,200	42,934,356
Urban Outfitters, Inc. (a)	350,000	11,865,000
Williams-Sonoma, Inc.	245,400	32,218,566
		581,991,000
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	140,000	6,533,800
Columbia Sportswear Co.	548,200	56,502,974
Deckers Outdoor Corp. (a)	82,100	26,773,631
Embry Holdings Ltd.	280,000	36,099
Fossil Group, Inc. (a)	30,000	454,200
G-III Apparel Group Ltd. (a)	200,000	5,758,000
Hagihara Industries, Inc.	25,000	332,333
Levi Strauss & Co. Class A	1,289,100	29,984,466
NIKE, Inc. Class B	463,400	62,457,052
PVH Corp.	599,700	59,946,012
Sitoy Group Holdings Ltd.	2,613,000	160,018
Tapestry, Inc.	1,053,300	44,386,062
Ted Baker PLC (a)	418,192	655,453
Wolverine World Wide, Inc.	3,000	104,850
		294,084,950

TOTAL CONSUMER DISCRETIONARY		2,405,077,658

CONSUMER STAPLES - 2.5%
Beverages - 0.6%
Anheuser-Busch InBev SA NV ADR (b)	31,700	1,830,041
Asahi Group Holdings	50,000	2,182,856
Boston Beer Co., Inc. Class A (a)	12,300	12,653,133
Britvic PLC	588,000	6,631,437
C&C Group PLC (United Kingdom) (a)	4,683,400	16,801,651
Constellation Brands, Inc. Class A (sub. vtg.)	267,700	57,325,278
Diageo PLC sponsored ADR (b)	142,677	22,505,870
Keurig Dr. Pepper, Inc.	180,500	5,508,860
Monster Beverage Corp. (a)	587,900	51,582,346
The Coca-Cola Co.	2,740,553	134,259,691
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,331,122
		312,612,285
Food & Staples Retailing - 0.6%
Amsterdam Commodities NV	40,700	994,408
Daiichi Co. Ltd.	10,000	76,364
Halows Co. Ltd.	11,868	312,190
Kroger Co.	1,418,600	45,693,106
Nihon Chouzai Co. Ltd.	13,400	193,467
OM2 Network Co. Ltd.	70,900	902,587
Performance Food Group Co. (a)	792,999	43,012,266
Qol Holdings Co. Ltd.	300,000	3,940,147
Retail Partners Co. Ltd.	154,400	1,953,990
Sapporo Clinical Laboratory	12,800	190,688
Satoh & Co. Ltd. (b)	12,300	172,508
Sprouts Farmers Market LLC (a)	20,000	422,200
Sysco Corp.	1,156,929	92,126,256
U.S. Foods Holding Corp. (a)	1,766,300	64,399,298
Walgreens Boots Alliance, Inc.	1,100,000	52,723,000
YAKUODO Holdings Co. Ltd.	25,000	601,342
		307,713,817
Food Products - 0.4%
Armanino Foods of Distinction	10,000	27,500
Axyz Co. Ltd.	30,000	921,713
Delsole Corp. (b)	60,100	267,249
Freshpet, Inc. (a)	117,400	18,300,312
Ingredion, Inc.	175,000	15,785,000
Kaneko Seeds Co. Ltd.	88,900	1,317,717
Lamb Weston Holdings, Inc.	262,700	20,955,579
LDC SA	1,000	118,242
Lotte Samkang Co. Ltd.	1,500	500,211
Mondelez International, Inc.	2,023,100	107,547,996
Origin Enterprises PLC	179,000	750,504
Pickles Corp.	50,000	1,583,095
Post Holdings, Inc. (a)	78,200	7,511,892
Prima Meat Packers Ltd.	20,000	583,517
S Foods, Inc.	50,000	1,533,843
Shinobu Food Products Co. Ltd.	50,000	280,501
Toyo Sugar Refining Co. Ltd.	39,400	449,462
Tyson Foods, Inc. Class A	187,200	12,667,824
		191,102,157
Household Products - 0.5%
Colgate-Palmolive Co.	4,300	323,360
Procter & Gamble Co.	1,574,700	194,522,691
Reckitt Benckiser Group PLC	333,100	27,940,759
Spectrum Brands Holdings, Inc.	194,913	15,115,503
		237,902,313
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	229,100	65,490,526
Hengan International Group Co. Ltd.	355,000	2,457,761
Herbalife Nutrition Ltd. (a)	182,500	8,208,850
		76,157,137
Tobacco - 0.3%
Altria Group, Inc.	3,118,389	135,961,760
British American Tobacco PLC sponsored ADR (b)	733,870	25,729,482
KT&G Corp.	23,699	1,645,757
Scandinavian Tobacco Group A/S (c)	32,565	604,993
		163,941,992

TOTAL CONSUMER STAPLES		1,289,429,701

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	310,200	7,593,696
Geospace Technologies Corp. (a)	25,000	246,250
Halliburton Co.	92,700	2,023,641
High Arctic Energy Services, Inc.	362,600	430,242
Hoegh LNG Partners LP (b)	424,500	6,541,545
Liberty Oilfield Services, Inc. Class A	206,309	2,411,752
NOV, Inc.	78,500	1,185,350
Oceaneering International, Inc. (a)	234,708	2,769,554
SBM Offshore NV	147,100	2,606,345
Subsea 7 SA	1,660,700	17,310,690
		43,119,065
Oil, Gas & Consumable Fuels - 1.9%
Africa Oil Corp. (a)(b)	2,587,000	2,581,715
Apache Corp.	606,300	11,962,299
Baytex Energy Corp. (a)(b)	2,463,500	2,381,035
Bonterra Energy Corp.	218,300	569,508
Cabot Oil & Gas Corp.	1,959,400	36,268,494
Canadian Natural Resources Ltd.	549,800	14,995,724
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	117,180	439,218
(Canada)	6,912,293	51,165,960
Cheniere Energy, Inc. (a)	36,400	2,452,996
Chevron Corp.	32,200	3,220,000
China Petroleum & Chemical Corp.:
(H Shares)	27,500,100	15,316,461
sponsored ADR (H Shares)	9,600	528,192
CNX Resources Corp. (a)	175,000	2,206,750
ConocoPhillips Co.	125,700	6,537,657
Delek U.S. Holdings, Inc.	550,000	13,508,000
Diamondback Energy, Inc.	363,400	25,176,352
Eni SpA	50,000	571,651
EnQuest PLC (a)	2,360,300	641,890
Enterprise Products Partners LP	118,000	2,515,760
EQT Corp.	1,250,000	22,237,500
Exxon Mobil Corp.	5,148,446	279,921,009
Frontline Ltd. (NY Shares)	10,000	67,700
Hess Corp.	1,464,071	95,940,573
HollyFrontier Corp.	114,400	4,333,472
Imperial Oil Ltd. (b)	200,000	4,383,153
Kosmos Energy Ltd.	7,889,047	24,298,265
Magellan Midstream Partners LP	165,600	6,900,552
Magnolia Oil & Gas Corp. Class A (a)	2,700,600	32,569,236
Marathon Oil Corp.	422,000	4,684,200
Marathon Petroleum Corp.	66,500	3,632,230
MEG Energy Corp. (a)	2,176,125	11,234,592
Motor Oil (HELLAS) Corinth Refineries SA	111,300	1,528,209
Murphy Oil Corp.	300,000	4,899,000
NuVista Energy Ltd. (a)	5,000	7,779
Oil & Natural Gas Corp. Ltd.	14,000,000	21,017,894
Parex Resources, Inc. (a)	1,964,400	31,397,058
Phillips 66 Co.	592,768	49,229,382
QEP Resources, Inc.	1,000,000	3,440,000
Reliance Industries Ltd.	207,600	5,856,501
Renewable Energy Group, Inc. (a)	156,400	12,163,228
Royal Dutch Shell PLC Class B sponsored ADR	1,353,304	52,616,460
Seven Generations Energy Ltd. (a)	5,000	33,003
Sinopec Kantons Holdings Ltd.	5,064,000	1,952,099
SK Innovation Co., Ltd.	32,690	7,552,600
Southwestern Energy Co. (a)	5,028,284	20,364,550
Star Petroleum Refining PCL	2,366,800	758,045
Teekay LNG Partners LP	1,436,300	19,404,413
Thai Oil PCL (For. Reg.)	468,100	897,382
Total SA sponsored ADR	766,800	35,579,520
Tsakos Energy Navigation Ltd.	10,000	92,500
Unit Corp. warrants 9/3/27 (a)(b)(d)	55,936	65,466
Valero Energy Corp.	186,000	14,318,280
Whiting Petroleum Corp. (a)	100,311	3,440,667
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	1,220	3,904
warrants 9/1/25 (a)	610	1,708
World Fuel Services Corp.	100,000	3,108,000
		972,969,792

TOTAL ENERGY		1,016,088,857

FINANCIALS - 6.8%
Banks - 3.0%
Associated Banc-Corp.	1,195,200	24,083,280
Bank of America Corp.	9,808,090	340,438,804
BankUnited, Inc.	807,798	32,465,402
BNP Paribas SA	106,600	6,337,093
Citigroup, Inc.	774,100	50,997,708
Comerica, Inc.	210,100	14,307,810
Credit Agricole Atlantique Vendee	7,800	1,035,220
Cullen/Frost Bankers, Inc.	117,100	12,225,240
East West Bancorp, Inc.	5,000	360,800
EFG Eurobank Ergasias SA (a)	9,179,700	6,432,805
First Horizon National Corp.	3,477,470	56,335,014
FNB Corp., Pennsylvania	56,100	663,663
Gunma Bank Ltd.	468,400	1,502,817
Hirogin Holdings, Inc.	65,700	385,836
Huntington Bancshares, Inc.	674,500	10,346,830
JPMorgan Chase & Co.	1,621,428	238,625,559
KeyCorp	532,795	10,730,491
M&T Bank Corp.	469,198	70,820,746
NIBC Holding NV (b)(c)	660,726	5,580,393
Northrim Bancorp, Inc.	5,000	192,450
Ogaki Kyoritsu Bank Ltd.	51,400	970,184
PacWest Bancorp	1,568,759	56,851,826
PNC Financial Services Group, Inc.	729,950	122,894,382
Sbanken ASA (c)	194,886	1,861,066
Shinsei Bank Ltd.	82,500	1,180,308
Signature Bank	33,200	7,248,888
Societe Generale Series A	473,600	11,719,878
Standard Chartered PLC (United Kingdom)	871,700	5,611,985
Sumitomo Mitsui Financial Group, Inc.	1,300,000	45,897,044
TCF Financial Corp.	537,000	24,068,340
The Bank of Princeton	5,000	131,350
The Keiyo Bank Ltd.	148,400	598,640
The San-In Godo Bank Ltd.	142,300	647,455
Truist Financial Corp.	833,341	47,467,103
U.S. Bancorp	739,252	36,962,600
Unicaja Banco SA (c)	2,100,000	1,839,506
UniCredit SpA	463,200	4,772,784
Van Lanschot NV (Bearer)	5,800	150,107
Washington Trust Bancorp, Inc.	5,000	237,750
Wells Fargo & Co.	7,530,685	272,384,876
Yamaguchi Financial Group, Inc.	127,800	786,498
		1,528,150,531
Capital Markets - 1.0%
Affiliated Managers Group, Inc.	239,600	33,536,812
Bank of New York Mellon Corp.	1,549,000	65,305,840
BlackRock, Inc. Class A	80,600	55,976,700
Cboe Global Markets, Inc.	75,000	7,422,000
CI Financial Corp.	1,000,000	14,002,829
Daou Data Corp.	1,000	11,751
Goldman Sachs Group, Inc.	25,000	7,987,000
Intercontinental Exchange, Inc.	73,500	8,107,785
Invesco Ltd.	648,600	14,541,612
KKR & Co. LP	481,709	21,946,662
Lazard Ltd. Class A	974,063	37,686,497
Morgan Stanley	1,156,070	88,867,101
Northern Trust Corp.	551,447	52,459,153
Raymond James Financial, Inc.	120,073	14,017,322
State Street Corp.	1,094,590	79,653,314
StepStone Group, Inc. Class A	283,100	10,194,431
Vesper Healthcare Acquisition Corp. Class A (a)(b)	340,000	3,753,600
Virtu Financial, Inc. Class A	584,600	15,942,042
		531,412,451
Consumer Finance - 1.1%
360 Finance, Inc. ADR (a)	184,100	4,313,463
Aeon Credit Service (Asia) Co. Ltd.	5,000,000	3,480,974
Ally Financial, Inc.	1,143,700	47,463,550
American Express Co.	329,000	44,500,540
Capital One Financial Corp.	1,121,900	134,841,161
Discover Financial Services	1,631,613	153,485,835
First Cash Financial Services, Inc.	275,310	17,432,629
Navient Corp.	92,600	1,146,388
OneMain Holdings, Inc.	1,404,759	65,897,245
Santander Consumer U.S.A. Holdings, Inc.	185,300	4,632,500
Shriram Transport Finance Co. Ltd.	383,361	6,652,055
SLM Corp.	770,900	12,172,511
Synchrony Financial	1,300,000	50,284,000
		546,302,851
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	2	729,160
Class B (a)	954,000	229,446,540
BFF Bank SpA (c)	693,800	4,553,848
Fuyo General Lease Co. Ltd.	100,000	6,613,819
Jaws Acquisition Corp. (a)	800,000	11,456,000
Ricoh Leasing Co. Ltd.	114,000	3,491,815
Voya Financial, Inc.	842,010	50,756,363
		307,047,545
Insurance - 1.0%
AFLAC, Inc.	1,000,000	47,890,000
Allstate Corp.	107,900	11,502,140
American International Group, Inc.	970,371	42,647,805
Arthur J. Gallagher & Co.	90,100	10,793,980
ASR Nederland NV	100,000	4,174,663
Assurant, Inc.	224,130	27,617,299
Brown & Brown, Inc.	293,382	13,466,234
BRP Group, Inc. (a)	572,700	15,193,731
Chubb Ltd.	400,566	65,124,020
Db Insurance Co. Ltd.	280,000	10,280,925
Fairfax Financial Holdings Ltd. (sub. vtg.)	22,000	8,961,983
Genworth Financial, Inc. Class A (a)	324,100	1,011,192
Hartford Financial Services Group, Inc.	352,900	17,888,501
Hyundai Fire & Marine Insurance Co. Ltd.	212,600	4,129,345
Lincoln National Corp.	56,000	3,184,720
Marsh & McLennan Companies, Inc.	18,000	2,073,960
MetLife, Inc.	675,000	38,880,000
NN Group NV	150,203	6,922,888
Prudential Financial, Inc.	75,000	6,504,000
Reinsurance Group of America, Inc.	149,600	18,285,608
Sul America SA unit	10,188	60,046
The Travelers Companies, Inc.	850,800	123,791,400
Willis Towers Watson PLC	67,200	14,827,008
		495,211,448
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	188,500	1,299,756
Essent Group Ltd.	688,530	28,388,092
Genworth Mortgage Insurance Ltd.	600,000	1,191,109
MGIC Investment Corp.	2,597,299	31,635,102
Radian Group, Inc.	713,402	14,553,401
		77,067,460

TOTAL FINANCIALS		3,485,192,286

HEALTH CARE - 6.4%
Biotechnology - 1.2%
AbbVie, Inc.	81,507	8,781,564
ADC Therapeutics SA (a)(b)	237,600	6,317,784
Agios Pharmaceuticals, Inc. (a)	60,000	2,846,400
Alexion Pharmaceuticals, Inc. (a)	457,100	69,822,025
Alnylam Pharmaceuticals, Inc. (a)	127,100	18,823,510
Amgen, Inc.	285,200	64,147,184
Arcutis Biotherapeutics, Inc. (a)	170,688	5,832,409
Argenx SE ADR (a)	70,000	23,147,600
Ascendis Pharma A/S sponsored ADR (a)	112,400	17,418,628
Aurinia Pharmaceuticals, Inc. (a)(b)	1,418,000	19,852,000
Avid Bioservices, Inc. (a)	320,000	6,585,600
BioAtla, Inc.	120,000	6,372,000
Blueprint Medicines Corp. (a)	436,798	42,902,300
Cell Biotech Co. Ltd.	75,959	1,253,043
Crinetics Pharmaceuticals, Inc. (a)	86,700	1,325,643
Essex Bio-Technology Ltd.	500,000	291,370
Exelixis, Inc. (a)	200,000	4,332,000
Forma Therapeutics Holdings, Inc.	75,000	2,895,750
Generation Bio Co.	128,000	4,469,760
Gilead Sciences, Inc.	325,000	19,955,000
Gritstone Oncology, Inc. (a)(b)	147,300	1,998,861
Heron Therapeutics, Inc. (a)	29,900	540,592
ImmunoGen, Inc. (a)	4,883,300	42,728,875
Innovent Biologics, Inc. (a)(c)	750,000	7,725,828
Insmed, Inc. (a)	221,600	7,926,632
Intercept Pharmaceuticals, Inc. (a)	239,782	5,193,678
Mirati Therapeutics, Inc. (a)	28,000	5,625,760
Natera, Inc. (a)	200,500	23,276,045
Neurocrine Biosciences, Inc. (a)	50,000	5,475,500
Novavax, Inc. (a)	25,000	5,780,750
Prelude Therapeutics, Inc.	90,000	5,609,700
PTC Therapeutics, Inc. (a)	582,500	33,260,750
Regeneron Pharmaceuticals, Inc. (a)	150,600	67,855,842
Revolution Medicines, Inc.	100,000	4,568,000
Shattuck Labs, Inc.	152,000	6,277,600
Stoke Therapeutics, Inc. (a)	70,000	4,192,300
TG Therapeutics, Inc. (a)	170,000	7,440,900
Turning Point Therapeutics, Inc. (a)	342,800	40,419,548
United Therapeutics Corp. (a)	80,000	13,374,400
Vaxcyte, Inc. (b)	87,600	2,063,856
Vertex Pharmaceuticals, Inc. (a)	28,000	5,951,400
Xencor, Inc. (a)	132,000	6,503,640
Zentalis Pharmaceuticals, Inc.	128,000	5,381,120
Zymeworks, Inc. (a)	112,620	4,089,232
		640,632,379
Health Care Equipment & Supplies - 0.8%
Atricure, Inc. (a)	346,700	22,629,109
Axonics Modulation Technologies, Inc. (a)	448,500	22,564,035
Becton, Dickinson & Co.	84,825	20,455,549
Boston Scientific Corp. (a)	2,960,463	114,806,755
Danaher Corp.	290,000	63,704,300
DexCom, Inc. (a)	10,000	3,977,800
Envista Holdings Corp. (a)	175,000	6,744,500
Fukuda Denshi Co. Ltd.	100,000	7,692,669
Genmark Diagnostics, Inc. (a)	629,799	12,312,570
Hologic, Inc. (a)	350,000	25,231,500
InBody Co. Ltd.	200,000	3,290,393
Insulet Corp. (a)	106,900	27,697,790
Intuitive Surgical, Inc. (a)	15,000	11,052,000
Masimo Corp. (a)	28,000	7,020,440
Meridian Bioscience, Inc. (a)	15,000	316,200
Penumbra, Inc. (a)(b)	115,000	32,709,450
Tandem Diabetes Care, Inc. (a)	347,200	33,327,728
Value Added Technology Co. Ltd.	65,000	1,516,153
Vieworks Co. Ltd.	222,000	6,241,458
ViewRay, Inc. (a)	3,188,400	13,901,424
		437,191,823
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	210,000	9,977,100
AmerisourceBergen Corp.	48,800	4,939,536
Anthem, Inc.	413,500	125,369,065
Cardinal Health, Inc.	495,727	25,539,855
Centene Corp. (a)	1,956,000	114,504,240
Cigna Corp.	1,163,110	244,136,789
Covetrus, Inc. (a)	139,200	5,172,672
CVS Health Corp.	1,884,308	128,377,904
HCA Holdings, Inc.	121,000	20,815,630
Humana, Inc.	204,300	77,562,495
Laboratory Corp. of America Holdings (a)	80,000	19,192,800
LHC Group, Inc. (a)	156,300	28,401,273
McKesson Corp.	310,426	52,623,416
MEDNAX, Inc. (a)	321,966	7,865,629
Option Care Health, Inc. (a)	250,000	4,797,500
Patterson Companies, Inc.	101,000	3,137,060
Progyny, Inc. (a)	628,501	26,453,607
Quest Diagnostics, Inc.	3,700	427,683
Rede D'Oregon Sao Luiz SA (c)	740,000	9,124,228
Surgery Partners, Inc. (a)	210,000	8,288,700
Tokai Corp.	150,000	2,988,883
UnitedHealth Group, Inc.	827,003	274,746,937
Universal Health Services, Inc. Class B	250,000	31,332,500
		1,225,775,502
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (a)	40,000	9,311,600
Phreesia, Inc. (a)	666,700	40,835,375
		50,146,975
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	40,000	7,119,600
Avantor, Inc. (a)	1,551,000	43,226,370
Bio-Rad Laboratories, Inc. Class A (a)	28,000	16,366,000
Bruker Corp.	675,950	41,219,431
ICON PLC (a)	5,200	939,536
Lonza Group AG	20,800	13,119,514
Maravai LifeSciences Holdings, Inc.	170,000	5,528,400
PRA Health Sciences, Inc. (a)	253,600	37,383,176
Thermo Fisher Scientific, Inc.	52,000	23,404,160
		188,306,187
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (a)	408,400	31,977,720
AstraZeneca PLC (United Kingdom)	334,000	32,317,085
Atea Pharmaceuticals, Inc. (b)	70,000	5,275,200
Bayer AG	875,315	53,167,657
Bristol-Myers Squibb Co.	3,688,099	226,191,112
Daito Pharmaceutical Co. Ltd.	17,200	533,290
Dawnrays Pharmaceutical Holdings Ltd.	8,622,000	1,456,184
Eli Lilly & Co.	350,000	71,711,500
Fuji Pharma Co. Ltd.	5,000	57,320
Genomma Lab Internacional SA de CV (a)	1,000,000	1,003,298
GlaxoSmithKline PLC sponsored ADR (b)	1,531,354	51,468,808
Intra-Cellular Therapies, Inc. (a)	44,700	1,583,721
Jazz Pharmaceuticals PLC (a)	64,800	10,888,992
Johnson & Johnson	480,049	76,068,565
Korea United Pharm, Inc.	77,800	3,629,436
Nektar Therapeutics (a)	194,000	4,401,860
Nippon Chemiphar Co. Ltd.	10,400	215,522
Pliant Therapeutics, Inc. (b)	176,500	5,840,385
Roche Holding AG (participation certificate)	283,856	93,121,520
Royalty Pharma PLC	300,000	13,971,000
Sanofi SA sponsored ADR	1,076,950	49,421,236
Taro Pharmaceutical Industries Ltd. (a)	11,200	800,800
Theravance Biopharma, Inc. (a)	180,000	2,982,600
UCB SA	81,000	8,056,907
Viatris, Inc. (a)	263,300	3,910,005
		750,051,723

TOTAL HEALTH CARE		3,292,104,589

INDUSTRIALS - 5.5%
Aerospace & Defense - 0.6%
Airbus Group NV	145,745	16,931,875
General Dynamics Corp.	72,527	11,855,989
HEICO Corp. Class A	269,646	31,214,221
Huntington Ingalls Industries, Inc.	56,431	9,926,777
L3Harris Technologies, Inc.	232,800	42,348,648
Lockheed Martin Corp.	132,600	43,791,150
Magellan Aerospace Corp.	50,000	383,467
MTU Aero Engines Holdings AG	23,800	5,657,030
Northrop Grumman Corp.	176,500	51,477,990
Raytheon Technologies Corp.	79,568	5,728,100
Safran SA (a)	25,500	3,475,970
The Boeing Co.	333,726	70,753,249
Vectrus, Inc. (a)	5,000	273,000
		293,817,466
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	850,800	22,580,232
Deutsche Post AG	441,000	21,903,411
FedEx Corp.	149,718	38,103,231
Onelogix Group Ltd. (a)	574,686	80,518
United Parcel Service, Inc. Class B	590,222	93,154,738
		175,822,130
Airlines - 0.1%
Delta Air Lines, Inc.	515,900	24,732,246
Hawaiian Holdings, Inc.	2,000	53,640
JetBlue Airways Corp. (a)	1,215,300	22,397,979
Ryanair Holdings PLC sponsored ADR (a)	46,700	5,021,184
		52,205,049
Building Products - 0.6%
Apogee Enterprises, Inc.	50,000	1,870,000
Fortune Brands Home & Security, Inc.	1,224,929	101,840,597
Johnson Controls International PLC	621,093	34,650,778
KVK Corp.	10,000	180,496
Nihon Dengi Co. Ltd.	150,000	5,537,314
Nihon Flush Co. Ltd.	150,000	1,633,754
Owens Corning	487,700	39,513,454
Trane Technologies PLC	798,500	122,362,140
		307,588,533
Commercial Services & Supplies - 0.0%
VSE Corp.	16,854	649,890
Construction & Engineering - 0.0%
Arcadis NV	44,800	1,526,469
Boustead Projs. Pte Ltd.	2,180,500	1,635,293
Joban Kaihatsu Co. Ltd.	1,400	117,548
Kawasaki Setsubi Kogyo Co. Ltd.	35,000	152,352
Meisei Industrial Co. Ltd.	500,200	3,627,324
Raiznext Corp.	550,800	5,890,633
Seikitokyu Kogyo Co. Ltd.	200,000	1,654,862
Shinnihon Corp.	25,000	192,317
Totetsu Kogyo Co. Ltd.	300,000	7,221,727
Watanabe Sato Co. Ltd.	10,000	271,120
		22,289,645
Electrical Equipment - 0.7%
Acuity Brands, Inc.	101,352	12,496,702
Aichi Electric Co. Ltd. (b)	231,450	5,604,132
AMETEK, Inc.	771,700	91,037,449
Emerson Electric Co.	554,100	47,597,190
Gerard Perrier Industrie SA (b)	5,000	412,640
Hubbell, Inc. Class B	71,860	12,755,869
Iwabuchi Corp.	5,000	266,429
Plug Power, Inc. (a)	199,500	9,651,810
Regal Beloit Corp.	222,300	30,381,741
Sensata Technologies, Inc. PLC (a)	28,000	1,604,120
Shoals Technologies Group, Inc.	451,950	14,742,609
Sunrun, Inc. (a)	1,365,010	85,422,326
Terasaki Electric Co. Ltd.	33,600	346,418
Vertiv Holdings Co.	721,609	15,103,276
Vertiv Holdings LLC (e)	600,000	12,558,000
Vestas Wind Systems A/S	85,500	16,033,395
		356,014,106
Industrial Conglomerates - 1.0%
3M Co.	411,003	71,950,185
Carlisle Companies, Inc.	222,520	32,321,030
General Electric Co.	28,710,641	360,031,438
Mytilineos SA	239,500	3,684,351
Reunert Ltd.	56,900	172,566
Siemens AG	371,600	57,509,287
		525,668,857
Machinery - 1.2%
AGCO Corp.	418,800	54,226,224
Caterpillar, Inc.	302,500	65,303,700
Chart Industries, Inc. (a)	182,300	26,085,307
Colfax Corp. (a)	925,100	41,028,185
Conrad Industries, Inc. (a)	5,400	66,690
Crane Co.	5,000	419,300
Cummins, Inc.	29,942	7,581,314
Epiroc AB (A Shares)	236,600	5,021,225
Estic Corp.	5,200	196,839
Flowserve Corp.	756,231	27,980,547
Fortive Corp.	1,301,524	85,666,310
Fukushima Industries Corp.	10,000	371,031
Haitian International Holdings Ltd.	1,290,000	4,432,247
Hy-Lok Corp.	14,316	185,374
IDEX Corp.	155,727	30,393,239
ITT, Inc.	901,500	74,806,470
Koike Sanso Kogyo Co. Ltd.	2,200	46,768
Kornit Digital Ltd. (a)	600	67,878
Nakanishi Manufacturing Co. Ltd.	30,000	285,098
Nansin Co. Ltd.	32,900	182,100
Oshkosh Corp.	546,700	57,950,200
Otis Worldwide Corp.	815,904	51,981,244
Pentair PLC	533,100	29,816,283
Sakura Rubber Co. Ltd.	20,800	791,257
Shinwa Co. Ltd.	25,000	469,065
Stanley Black & Decker, Inc.	205,832	35,987,667
Takamatsu Machinery Co. Ltd.	25,000	189,737
The Hanshin Diesel Works Ltd.	4,500	77,255
Trinity Industrial Corp.	10,000	77,302
Westinghouse Air Brake Co.	162,914	11,799,861
Yamada Corp.	25,000	527,698
		614,013,415
Marine - 0.0%
Japan Transcity Corp.	280,300	1,375,270
Professional Services - 0.0%
ABIST Co. Ltd.	50,000	1,381,866
Altech Corp.	60,000	1,114,499
Bertrandt AG	50,000	2,720,770
Career Design Center Co. Ltd.	75,000	697,265
Dun & Bradstreet Holdings, Inc. (a)(b)	207,500	4,535,950
Equifax, Inc.	22,700	3,674,676
Gakujo Co. Ltd. (b)	125,000	1,626,483
Mastech Digital, Inc. (a)	1,000	16,000
McMillan Shakespeare Ltd.	46,017	438,702
Outsourcing, Inc.	105,000	1,605,610
Quick Co. Ltd.	103,600	1,115,745
Robert Half International, Inc.	5,000	388,950
SaraminHR Co. Ltd.	112,438	2,976,674
SHL-JAPAN Ltd.	40,000	955,392
		23,248,582
Road & Rail - 0.7%
Autohellas SA	51,600	372,303
CSX Corp.	946,300	86,633,765
Daqin Railway Co. Ltd. (A Shares)	2,952,141	2,977,148
Knight-Swift Transportation Holdings, Inc. Class A	624,574	26,981,597
Landstar System, Inc.	354,020	56,692,763
Lyft, Inc. (a)	709,683	39,529,343
Meitetsu Transport Co. Ltd.	25,000	532,623
NANSO Transport Co. Ltd.	90,000	1,019,935
Nikkon Holdings Co. Ltd.	150,000	2,867,864
Old Dominion Freight Lines, Inc.	275,300	59,126,181
Patriot Transportation Holding, Inc.	5,000	52,600
Ryder System, Inc.	203,864	13,815,863
Sakai Moving Service Co. Ltd.	10,000	452,179
Schneider National, Inc. Class B	1,321,200	30,559,356
STEF-TFE Group	37,329	3,621,160
Tohbu Network Co. Ltd.	42,500	369,600
Uber Technologies, Inc. (a)	239,372	12,387,501
Utoc Corp.	136,300	592,025
		338,583,806
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	50,000	2,409,000
Air Lease Corp. Class A	941,400	43,172,604
Alconix Corp.	2,500	36,915
Beacon Roofing Supply, Inc. (a)	140,100	6,700,983
Beijer Ref AB (B Shares)	28,900	1,223,233
Canox Corp.	81,539	524,750
Daiichi Jitsugyo Co. Ltd.	5,900	227,764
Green Cross Co. Ltd.	81,100	737,238
Howden Joinery Group PLC (a)	26,900	260,915
Itochu Corp.	1,926,200	57,531,777
Kamei Corp.	300,000	3,273,137
Mitani Shoji Co. Ltd.	56,600	3,690,323
Mitsubishi Corp.	447,900	12,697,189
MSC Industrial Direct Co., Inc. Class A	5,000	430,650
Narasaki Sangyo Co. Ltd.	25,000	488,297
Nishikawa Keisoku Co. Ltd.	15,000	579,765
Rasa Corp.	25,000	211,314
Sam Yung Trading Co. Ltd.	7,856	97,545
Shinsho Corp.	200,000	3,609,925
Totech Corp.	50,000	1,299,310
		139,202,634
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200,400	1,353,609
Meiko Transportation Co. Ltd.	4,400	47,552
Qingdao Port International Co. Ltd. (H Shares) (c)	4,884,814	2,764,710
		4,165,871

TOTAL INDUSTRIALS		2,854,645,254

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 0.3%
Cisco Systems, Inc.	2,096,400	94,065,468
F5 Networks, Inc. (a)	200,000	37,996,000
Juniper Networks, Inc.	50,000	1,164,000
		133,225,468
Electronic Equipment & Components - 0.7%
Ai Holdings Corp.	5,000	92,922
Avnet, Inc.	897,300	34,160,211
CDW Corp.	42,800	6,714,892
Cognex Corp.	277,300	22,902,207
Corning, Inc.	127,200	4,864,128
Daido Signal Co. Ltd.	133,800	734,303
Elematec Corp.	177,000	1,565,843
Flex Ltd. (a)	3,268,893	59,461,164
FLEXium Interconnect, Inc.	101,316	457,999
HAGIAWARA ELECTRIC Co. Ltd.	60,080	1,409,072
Hon Hai Precision Industry Co. Ltd. (Foxconn)	600,000	2,410,935
Insight Enterprises, Inc. (a)	68,148	5,696,491
Jabil, Inc.	1,935,397	83,551,088
Kingboard Chemical Holdings Ltd.	1,678,800	7,748,524
Makus, Inc. (f)	1,300,684	6,217,766
Methode Electronics, Inc. Class A	20,000	778,600
New Cosmos Electric Co. Ltd.	20,000	416,717
PAX Global Technology Ltd.	7,756,000	7,129,586
Redington India Ltd.	517,144	1,279,973
Riken Kieki Co. Ltd.	102,000	2,535,766
ScanSource, Inc. (a)	119,631	3,402,306
Solid State PLC	15,000	158,825
TE Connectivity Ltd.	474,700	61,725,241
Thinking Electronic Industries Co. Ltd.	400,000	2,855,810
Trimble, Inc. (a)	268,900	19,936,246
Vontier Corp. (a)	379,429	11,914,071
		350,120,686
IT Services - 1.7%
Amadeus IT Holding SA Class A (a)	175,700	12,266,894
Amdocs Ltd.	552,800	41,907,768
Asahi Intelligence Service Co.	10,000	115,202
Avant Corp.	300,000	3,909,189
CACI International, Inc. Class A (a)	134,100	29,681,694
Capgemini SA	319,500	51,328,356
Cielo SA	625,000	401,485
Cognizant Technology Solutions Corp. Class A	666,700	48,989,116
CSE Global Ltd.	1,349,925	506,197
Data Applications Co. Ltd.	20,000	314,274
DTS Corp.	100,000	2,173,648
E-Credible Co. Ltd.	127,100	2,378,493
Edenred SA	205,559	11,381,510
Enea Data AB (a)	67,600	1,801,300
FDM Group Holdings PLC	5,000	69,939
Fidelity National Information Services, Inc.	500,528	69,072,864
Fiserv, Inc. (a)	45,200	5,214,724
FleetCor Technologies, Inc. (a)	15,800	4,381,498
Future Corp.	35,000	582,485
Gartner, Inc. (a)	191,600	34,304,064
Genpact Ltd.	831,701	33,633,988
Global Payments, Inc.	78,232	15,489,154
GoDaddy, Inc. (a)	524,904	42,580,212
Hexaware Technologies Ltd.	100,000	642,439
IBM Corp.	58,082	6,907,692
IFIS Japan Ltd.	30,000	202,636
Korea Information & Communication Co. Ltd. (a)	250,407	2,016,537
Liveramp Holdings, Inc. (a)	95,700	6,044,412
MasterCard, Inc. Class A	489,086	173,063,081
MongoDB, Inc. Class A (a)	4,800	1,852,464
Nice Information & Telecom, Inc.	6,500	165,739
PayPal Holdings, Inc. (a)	340,838	88,566,754
Sabre Corp.	204,400	3,002,636
Snowflake Computing, Inc.	10,200	2,647,308
TDC Soft, Inc.	50,000	431,540
Tech Mahindra Ltd.	50,000	621,374
Tessi SA (a)	107	15,621
The Western Union Co.	26,000	603,720
Twilio, Inc. Class A (a)	7,700	3,025,176
Unisys Corp. (a)	503,700	12,365,835
Visa, Inc. Class A	695,501	147,717,457
WEX, Inc. (a)	105,200	21,918,420
Wix.com Ltd. (a)	11,900	4,147,983
		888,442,878
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)	118,795	10,039,365
Analog Devices, Inc.	57,026	8,885,791
Applied Materials, Inc.	407,618	48,176,371
Array Technologies, Inc.	624,872	23,170,254
Cirrus Logic, Inc. (a)	287,595	23,519,519
eMemory Technology, Inc.	99,000	2,894,737
Intel Corp.	360,600	21,917,268
Lam Research Corp.	82,800	46,963,332
Marvell Technology Group Ltd.	620,211	29,943,787
Micron Technology, Inc. (a)	651,650	59,645,525
Miraial Co. Ltd.	51,000	572,222
NVIDIA Corp.	166,509	91,343,507
NXP Semiconductors NV	451,342	82,392,482
ON Semiconductor Corp. (a)	1,243,811	50,088,269
Phison Electronics Corp.	300,000	4,945,646
Qualcomm, Inc.	1,006,766	137,111,462
Semtech Corp. (a)	57,600	4,222,656
SiTime Corp. (a)	5,300	516,379
Sitronix Technology Corp.	100,000	694,220
Systems Technology, Inc.	25,000	419,059
Topco Scientific Co. Ltd.	100,000	437,700
Xilinx, Inc.	52,071	6,784,851
		654,684,402
Software - 2.9%
Anaplan, Inc. (a)	184,000	11,958,160
Asiainfo Technologies Ltd. (c)	400,000	622,965
Autodesk, Inc. (a)	191,128	52,751,328
Blackbaud, Inc.	375,233	25,823,535
CENIT AG (a)	20,000	336,627
Ceridian HCM Holding, Inc. (a)	421,000	37,746,860
Cognyte Software Ltd. (a)	577,419	16,670,087
Cresco Ltd.	205,500	2,793,466
Cyient Ltd.	1,250,000	11,030,506
Digital Turbine, Inc. (a)	99,500	8,215,715
Dynatrace, Inc. (a)	150,202	7,474,052
Elastic NV (a)	375,286	50,434,686
Encourage Technologies Co. Ltd.	25,000	144,238
Envestnet, Inc. (a)	100	6,402
HubSpot, Inc. (a)	70,500	36,307,500
LivePerson, Inc. (a)	58,306	3,826,040
Microsoft Corp.	2,993,267	695,575,385
NortonLifeLock, Inc.	2,707,483	52,822,993
Nuance Communications, Inc. (a)	664,700	29,645,620
Nucleus Software Exports Ltd. (a)	16,048	114,027
Palo Alto Networks, Inc. (a)	11,100	3,977,241
Pluralsight, Inc. (a)	1,237,400	25,478,066
Proofpoint, Inc. (a)	326,520	39,482,798
PTC, Inc. (a)	388,243	53,165,996
Rapid7, Inc. (a)	134,200	10,231,408
RealPage, Inc. (a)	590,800	51,269,624
RingCentral, Inc. (a)	11,795	4,460,397
Salesforce.com, Inc. (a)	253,670	54,919,555
SAP SE sponsored ADR (b)	365,391	45,070,980
Sinosoft Tech Group Ltd. (a)	13,000,000	2,597,838
Splunk, Inc. (a)	43,300	6,192,333
SVMK, Inc. (a)	1,816,153	33,816,769
System Information Co. Ltd.	7,900	75,520
System Research Co. Ltd.	100,000	1,665,181
Technology One Ltd.	1,114,526	7,255,059
Tenable Holdings, Inc. (a)	458,478	18,756,335
Toho System Science Co. Ltd. (b)	12,100	104,206
Verint Systems, Inc. (a)	209,000	10,301,610
Viant Technology, Inc.	41,500	2,057,985
Workday, Inc. Class A (a)	90,023	22,071,839
Workiva, Inc. (a)	172,300	17,428,145
Yext, Inc. (a)	1,413,288	23,912,833
Zendesk, Inc. (a)	24,367	3,560,993
Zensar Technologies Ltd.	25,000	99,832
		1,482,252,735
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	4,230,766	513,022,685
Dell Technologies, Inc. (a)	10,000	810,700
Elecom Co. Ltd.	50,000	2,202,261
HP, Inc.	1,475,498	42,745,177
MCJ Co. Ltd.	750,000	6,381,631
NetApp, Inc.	140,000	8,764,000
Samsung Electronics Co. Ltd.	476,180	34,841,666
Seagate Technology LLC	150,000	10,984,500
TSC Auto ID Technology Corp.	50,000	349,801
Western Digital Corp.	387,121	26,529,402
		646,631,823

TOTAL INFORMATION TECHNOLOGY		4,155,357,992

MATERIALS - 1.5%
Chemicals - 0.5%
Amyris, Inc. (a)(b)	733,442	10,121,500
Balchem Corp.	190,500	22,738,080
C. Uyemura & Co. Ltd.	75,000	5,234,767
Cabot Corp.	10,000	492,300
CF Industries Holdings, Inc.	30,000	1,358,400
Ciner Resources LP	25,000	332,625
DuPont de Nemours, Inc.	1,031,481	72,533,744
EcoGreen International Group Ltd.	300,000	56,082
Element Solutions, Inc.	1,167,900	21,080,595
Innospec, Inc.	185,611	18,644,625
International Flavors & Fragrances, Inc.	164,521	22,294,241
Isamu Paint Co. Ltd.	5,000	163,235
Kaneka Corp.	1,000	38,745
KPX Holdings Corp.	7,154	364,830
LG Chemical Ltd.	4,070	2,999,641
Linde PLC	96,400	23,547,628
Livent Corp. (a)	64,700	1,204,714
NOF Corp.	21,600	1,136,789
Nutrien Ltd.	214,627	11,584,731
Olin Corp.	1,418,400	43,885,296
PPG Industries, Inc.	55,748	7,515,945
Scientex Bhd	1,771,200	1,756,129
Scientex Bhd warrants 1/14/26 (a)	118,080	35,530
SK Kaken Co. Ltd.	5,000	1,812,937
Toho Acetylene Co. Ltd.	125,000	1,573,714
Tokuyama Corp.	14,280	358,606
Yara International ASA	50,300	2,416,785
Yip's Chemical Holdings Ltd.	450,000	187,973
		275,470,187
Construction Materials - 0.2%
Kunimine Industries Co. Ltd.	5,000	56,382
Mitani Sekisan Co. Ltd.	16,400	696,187
Summit Materials, Inc. (a)	3,012,400	83,473,604
The Vicat Group	2,000	96,162
Vertex Corp.	10,000	209,109
Vulcan Materials Co.	224,700	37,522,653
		122,054,097
Containers & Packaging - 0.1%
Crown Holdings, Inc.	490,330	46,855,935
Mayr-Melnhof Karton AG	11,200	2,443,215
Silgan Holdings, Inc.	18,100	679,836
		49,978,986
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (a)	101,800	2,368,886
BHP Billiton Ltd. sponsored ADR (b)	426,670	32,388,520
Chubu Steel Plate Co. Ltd.	169,800	1,207,453
CI Resources Ltd.	136,202	94,321
CK-SAN-ETSU Co. Ltd.	55,000	1,960,692
Commercial Metals Co.	956,100	24,045,915
Compania de Minas Buenaventura SA sponsored ADR (a)	168,400	1,862,504
Freeport-McMoRan, Inc.	3,169,744	107,486,019
Labrador Iron Ore Royalty Corp.	4,700	134,692
Lundin Mining Corp.	4,283,300	49,039,510
Mount Gibson Iron Ltd.	21,000,000	14,300,228
Newmont Corp.	1,598,800	86,942,744
Pacific Metals Co. Ltd. (b)	58,300	1,304,752
Perenti Global Ltd.	2,708,411	2,375,745
Rio Tinto PLC sponsored ADR (b)	15,000	1,311,000
St Barbara Ltd.	681,138	1,090,131
Teck Resources Ltd. Class B (sub. vtg.)	200,000	4,164,702
Yamato Kogyo Co. Ltd.	10,000	248,980
		332,326,794

TOTAL MATERIALS		779,830,064

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.	65,900	10,523,571
American Tower Corp.	343,199	74,175,600
Apartment Income (REIT) Corp.	659,196	26,947,932
CoreSite Realty Corp.	217,042	26,416,182
Corporate Office Properties Trust (SBI)	150,600	3,915,600
CubeSmart	219,400	8,109,024
CyrusOne, Inc.	416,000	27,302,080
Digital Realty Trust, Inc.	92,100	12,408,633
Douglas Emmett, Inc.	118,300	3,874,325
Empire State Realty Trust, Inc.	2,133,726	23,492,323
Equinix, Inc.	17,095	11,083,372
Invitation Homes, Inc.	170,000	4,953,800
Kilroy Realty Corp.	152,000	9,645,920
Lexington Corporate Properties Trust	2,626,400	28,155,008
Mid-America Apartment Communities, Inc.	96,900	13,055,337
Outfront Media, Inc.	893,740	18,125,047
Plymouth Industrial REIT, Inc.	1,103,500	16,464,220
Potlatch Corp.	491,993	24,968,645
Prologis (REIT), Inc.	229,900	22,776,193
SBA Communications Corp. Class A	31,400	8,011,082
Simon Property Group, Inc.	469,494	53,015,262
Uniti Group, Inc.	1,227,800	14,623,098
Ventas, Inc.	264,800	14,007,920
VICI Properties, Inc.	136,500	3,890,250
Weyerhaeuser Co.	641,400	21,724,218
		481,664,642
Real Estate Management & Development - 0.3%
Arealink Co. Ltd.	25,000	247,197
CBRE Group, Inc. (a)	1,206,900	91,446,813
Cushman & Wakefield PLC (a)	613,400	9,495,432
Howard Hughes Corp. (a)	323,700	30,709,419
Jones Lang LaSalle, Inc. (a)	24,900	4,332,102
Newmark Group, Inc.	2,317,400	23,220,348
Nisshin Group Holdings Co.	64,700	264,639
		159,715,950

TOTAL REAL ESTATE		641,380,592

UTILITIES - 1.4%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	140,600	10,523,910
Duke Energy Corp.	710,700	60,828,813
Edison International	257,500	13,902,425
Entergy Corp.	65,900	5,720,779
Evergy, Inc.	911,864	48,903,266
Exelon Corp.	1,616,666	62,403,308
FirstEnergy Corp.	336,200	11,141,668
Fjordkraft Holding ASA (c)	1,000	7,416
NextEra Energy, Inc.	452,200	33,227,656
NRG Energy, Inc.	14,500	529,395
PG&E Corp. (a)	5,340,846	56,132,291
Portland General Electric Co.	515,400	21,729,264
PPL Corp.	2,289,300	59,956,767
Southern Co.	1,626,366	92,247,480
		477,254,438
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	60,816	3,047,475
China Resource Gas Group Ltd.	764,000	3,816,823
Enagas SA	56,000	1,173,297
Hokuriku Gas Co.	6,200	180,599
Keiyo Gas Co. Ltd.	3,000	93,016
Seoul City Gas Co. Ltd.	13,199	1,135,499
South Jersey Industries, Inc.	703,400	17,662,374
YESCO Co. Ltd.	25,028	744,719
		27,853,802
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	379,400	17,520,692
NextEra Energy Partners LP (b)	42,000	3,050,880
Sunnova Energy International, Inc. (a)	448,900	20,128,676
The AES Corp.	533,400	14,167,104
Vistra Corp.	822,674	14,191,127
		69,058,479
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	617,444	12,003,111
Dominion Energy, Inc.	1,200,217	81,998,825
MDU Resources Group, Inc.	1,308,800	36,777,280
NiSource, Inc.	825,600	17,832,960
Sempra Energy	162,200	18,811,956
		167,424,132

TOTAL UTILITIES		741,590,851

TOTAL COMMON STOCKS
(Cost $17,201,321,497)		22,645,832,393

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	110,000	8,811,005
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	1,384,620	89,399,646
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	40,600	424,387
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $65,377,947)		98,635,038

Equity Funds - 55.2%
Large Blend Funds - 9.4%
Fidelity SAI U.S. Large Cap Index Fund (g)	175,285,472	3,500,450,883
Fidelity SAI U.S. Low Volatility Index Fund (g)	81,765,228	1,318,873,131

TOTAL LARGE BLEND FUNDS		4,819,324,014

Large Growth Funds - 31.2%
Fidelity Contrafund (g)	164,377,231	2,705,649,219
Fidelity Growth Company Fund (g)	142,717,935	4,855,264,132
Fidelity Magellan Fund (g)	175,885,376	2,246,056,255
Fidelity SAI U.S. Momentum Index Fund (g)	65,889,734	1,114,854,306
Fidelity SAI U.S. Quality Index Fund (g)	320,513,799	5,147,451,613

TOTAL LARGE GROWTH FUNDS		16,069,275,525

Large Value Funds - 9.0%
Fidelity Large Cap Value Enhanced Index Fund (g)	183,630,797	2,752,625,651
Fidelity SAI U.S. Value Index Fund (g)	171,480,676	1,869,139,372

TOTAL LARGE VALUE FUNDS		4,621,765,023

Small Blend Funds - 4.8%
Fidelity Small Cap Discovery Fund (g)	15,423,084	411,487,871
Fidelity Small Cap Index Fund (g)	73,988,981	2,062,072,887

TOTAL SMALL BLEND FUNDS		2,473,560,758

Small Growth Funds - 0.8%
Fidelity Small Cap Growth Fund (g)	11,150,397	404,536,385
TOTAL EQUITY FUNDS
(Cost $22,634,191,673)		28,388,461,705

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (g)
(Cost $6,768,588)	858,825	9,687,545

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.07% (h)	240,471,541	240,519,636
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	341,653,274	341,687,439
TOTAL MONEY MARKET FUNDS
(Cost $582,203,313)		582,207,075
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $40,489,863,018)		51,724,823,756
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(291,657,613)
NET ASSETS - 100%		$51,433,166,143

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,893,945 or 0.1% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,558,000 or 0.0% of net assets.

 (f) Affiliated company

 (g) Affiliated Fund

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$6,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$238,134
Fidelity Securities Lending Cash Central Fund	1,625,270
Total	$1,863,404

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$2,344,964,212	$250,215,185	$243,690,171	$250,215,184	$58,353,191	$295,806,802	$2,705,649,219
Fidelity Growth Company Fund	3,188,414,591	481,671,272	78,000,000	381,671,273	11,514,890	1,251,663,379	4,855,264,132
Fidelity Large Cap Value Enhanced Index Fund	1,962,505,180	192,077,589	--	42,077,589	--	598,042,882	2,752,625,651
Fidelity Magellan Fund	1,734,440,075	231,615,227	62,000,000	6,615,226	6,267,862	335,733,091	2,246,056,255
Fidelity SAI Inflation-Focused Fund	7,015,345	268,588	--	268,588	--	2,403,612	9,687,545
Fidelity SAI U.S. Large Cap Index Fund	2,085,384,411	7,087,246,230	6,233,793,838	78,542,160	400,661,115	160,952,965	3,500,450,883
Fidelity SAI U.S. Low Volatility Index Fund	615,258,296	623,600,258	--	16,449,718	--	80,014,577	1,318,873,131
Fidelity SAI U.S. Momentum Index Fund	654,081,230	439,689,511	120,000,000	89,689,510	(5,963,340)	147,046,905	1,114,854,306
Fidelity SAI U.S. Quality Index Fund	3,701,607,976	1,121,976,744	--	436,976,744	--	323,866,893	5,147,451,613
Fidelity SAI U.S. Value Index Fund	1,201,926,152	316,931,109	--	41,931,109	--	350,282,111	1,869,139,372
Fidelity Small Cap Discovery Fund	183,429,936	120,082,016	--	10,082,016	--	107,975,919	411,487,871
Fidelity Small Cap Growth Fund	173,905,565	136,750,566	--	26,750,566	--	93,880,254	404,536,385
Fidelity Small Cap Index Fund	962,441,329	406,398,610	--	16,398,610	--	693,232,948	2,062,072,887
Total	$18,815,374,298	$11,408,522,905	$6,737,484,009	$1,397,668,293	$470,833,718	$4,440,902,338	$28,398,149,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Makus, Inc.	$1,881,048	$2,455,713	$--	$108,607,114	$--	$1,881,005	$6,217,766
Total	$1,881,048	$2,455,713	$--	$108,607,114	$--	$1,881,005	$6,217,766

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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